Property, Plant and Equipment (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Property, Plant and Equipment
Beginning balance		R$ 184,961		R$ 58,306
Additions		37,567		43,985
Additions by business combination		211
Disposals		(3,499)		(44,143)
Depreciation		(27,234)		(27,868)
Transfers					[1]
Ending balance		192,006		184,961
Additions for new lease agreements		15,567
IFRS 16 [member]
Property, Plant and Equipment
Beginning balance				154,681
Ending balance
Additions for new lease agreements		20,358
Adjusted opening balance
Property, Plant and Equipment
Beginning balance				212,987
Ending balance
IT equipment [member]
Property, Plant and Equipment
Beginning balance		2,486		3,213
Additions		758		1,339
Additions by business combination		59
Disposals		(25)
Depreciation		(1,799)		(2,066)
Transfers					[1]
Ending balance		1,479		2,486
IT equipment [member] | IFRS 16 [member]
Property, Plant and Equipment
Beginning balance
Ending balance
IT equipment [member] | Adjusted opening balance
Property, Plant and Equipment
Beginning balance				3,213
Ending balance
Furniture, equipment and fittings [member]
Property, Plant and Equipment
Beginning balance		12,366		15,010
Additions		22		2,958
Additions by business combination		152
Disposals		(128)		(3,827)
Depreciation		(2,504)		(1,775)
Transfers					[1]
Ending balance		9,908		12,366
Furniture, equipment and fittings [member] | IFRS 16 [member]
Property, Plant and Equipment
Beginning balance
Ending balance
Furniture, equipment and fittings [member] | Adjusted opening balance
Property, Plant and Equipment
Beginning balance				15,010
Ending balance
Property, buildings and improvements [member]
Property, Plant and Equipment
Beginning balance		19,682		20,177
Additions		828		3,973
Additions by business combination
Disposals		(98)
Depreciation		(4,691)		(4,468)
Transfers		4,257			[1]
Ending balance		19,978		19,682
Property, buildings and improvements [member] | IFRS 16 [member]
Property, Plant and Equipment
Beginning balance
Ending balance
Property, buildings and improvements [member] | Adjusted opening balance
Property, Plant and Equipment
Beginning balance				20,177
Ending balance
In progress [member]
Property, Plant and Equipment
Beginning balance		4,538
Additions		34		4,538
Additions by business combination
Disposals
Depreciation
Transfers		(4,257)			[1]
Ending balance		315		4,538
In progress [member] | IFRS 16 [member]
Property, Plant and Equipment
Beginning balance
Ending balance
In progress [member] | Adjusted opening balance
Property, Plant and Equipment
Beginning balance
Ending balance
Right of use assets [member]
Property, Plant and Equipment
Beginning balance		145,436
Additions		35,925	[1]	31,177
Additions by business combination	[1]
Disposals		(3,248)	[1]	(40,316)
Depreciation		(18,240)	[1]	(19,559)
Transfers	[1]			19,453
Ending balance		159,873		145,436
Right of use assets [member] | IFRS 16 [member]
Property, Plant and Equipment
Beginning balance				154,681
Ending balance
Right of use assets [member] | Adjusted opening balance
Property, Plant and Equipment
Beginning balance				154,681
Ending balance
Land [member]
Property, Plant and Equipment
Beginning balance		453		19,906
Additions
Additions by business combination
Disposals
Depreciation
Transfers				(19,453)	[1]
Ending balance		R$ 453		453
Land [member] | IFRS 16 [member]
Property, Plant and Equipment
Beginning balance
Ending balance
Land [member] | Adjusted opening balance
Property, Plant and Equipment
Beginning balance				R$ 19,906
Ending balance

[1]	Refers substantially to IFRS 16, of which R$ 20,358 refer to lease contracts previously signed and renewed based on contractual terms and new lease agreements of R$ 15,567 which the Company considers it part of its digital learning solutions in the computer tablets. See the corresponding lease liability in Note 16.